Condensed Interim Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property and equipment	$ 1,963,980	$ 2,200,975
Intangible assets	2,002,142	7,603,155
Goodwill	600,000	600,000
Investment in a joint venture	706,651	833,495
Right-of-use assets	223,122	296,538
Deferred tax assets	1,384	1,384
Total non-current assets	5,497,279	11,535,547
Current assets
Trade and other receivables	8,938,425	10,321,833
Government grants	2,441,735	2,055,978
Contract assets	2,043,935	2,365,013
Amount due from related parties	266,013	239,262
Cash and bank balances	1,269,654	3,117,087
Current assets	14,959,762	18,099,173
TOTAL ASSETS	20,457,041	29,634,720
Equity
Share capital	2,601	2,601
Share premium	116,505,240	116,505,240
Share-based payment reserves	1,363,995	1,512,490
Accumulated losses	(135,089,448)	(123,135,335)
Deficit attributed to equity holders of the Parent	(17,217,612)	(5,115,004)
Non-controlling interests	(1,515,523)	(1,322,628)
Total Deficit	(18,733,135)	(6,437,632)
Non-current liabilities
Trade and other payables	400,000
Provision for employees’ end-of-service benefits	907,112	700,953
Lease liabilities	207,000	168,799
Government grants	547,590	498,460
Non-current liabilities	2,061,702	1,368,212
Current liabilities
Trade and other payables	28,121,254	26,522,239
Government grants	24,830	22,289
Contract liabilities	4,342,126	4,536,370
Amount due to related parties	3,801,696	2,436,308
Warrant liabilities	771,105	562,722
Income tax payable	5,224	432,211
Bank overdrafts	5,231	3,756
Lease liabilities	57,008	188,245
Total current liabilities	37,128,474	34,704,140
Total liabilities	39,190,176	36,072,352
TOTAL DEFICIT AND LIABILITIES	$ 20,457,041	$ 29,634,720